Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Receivables

	$ million
	Dec 31, 2022		Dec 31, 2021
	Current	Non-current	Current	Non-current
Trade receivables	39,334	—	34,717	—
Lease receivables	206	1,090	228	1,285
Other receivables	9,737	3,247	8,240	3,761
Amounts due from joint ventures and associates	2,722	423	1,048	499
Prepayments and deferred charges	14,511	2,160	8,975	1,520
Total	66,510	6,920	53,208	7,065

Summary of Maturity Analysis of Finance Lease Receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2022	Dec 31, 2021
Less than one year	257	278
Between 1 and 5 years	792	852
5 years and later	532	715
Total undiscounted lease payments receivable	1,581	1,845
Unearned finance income	270	339
Net investment in leases	1,311	1,506